Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
Valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts not disclosed elsewhere in these financial statements.

(in thousands)	Balance at Beginning of Period	Charges to Earnings	Deductions	Balance at End of Period
2014
Allowance for doubtful accounts	€253	€624	€(216)	€661
2015
Allowance for doubtful accounts	661	241	(651)	€251
2016
Allowance for doubtful accounts	€251	€1,749	€(1,848)	€152